Investment Objectives and Goals - Hartford Hybrid and Credit Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	HARTFORD HYBRID AND CREDIT OPPORTUNITIES FUND SUMMARY SECTION(formerly, Hartford Low Duration High Income Fund)
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide long-term total return and current income.